Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	THE MERGER FUND VL
Entity Central Index Key	0001208133
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 21, 2022
Document Effective Date	Apr. 29, 2022
Prospectus Date	Apr. 29, 2022
The Merger Fund VL | The Merger Fund VL
Prospectus:
Trading Symbol	MERVX